Revenue from contracts with customer - Net System Sales per End-Use (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Unit	Dec. 31, 2020 EUR (€) Unit	Dec. 31, 2019 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Net sales	€ 18,611.0	€ 13,978.5	€ 11,820.0
System sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	505	395	344
Net sales	€ 13,652.8	€ 10,316.6	€ 8,996.2
System sales | Logic
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	327	260	238
Net sales	€ 9,588.5	€ 7,393.0	€ 6,565.3
System sales | Memory
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	178	135	106
Net sales	€ 4,064.3	€ 2,923.6	€ 2,430.9